UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Preferred and Equity Advantage Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Preferred and Equity Advantage Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Building Products - 0.3%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 3,160	$ 1,326,821
Capital Markets - 2.2%	Credit Suisse Guernsey Ltd., 5.86% (b)(c)	1,050	383,031
	State Street Capital Trust III, 8.25% (b)(c)	1,740	1,323,044
	State Street Capital Trust IV, 2.996%, 6/01/67 (c)(d)	25,245	8,608,394
			10,314,469
Commercial Banks - 16.2%	Abbey National Capital Trust I, 8.963% (b)(c)	2,375	1,541,938
	BB&T Capital Trust IV, 6.82%, 6/12/77 (c)(d)	15,300	9,021,125
	Bank of Ireland Capital Funding II, LP,
	5.571% (a)(b)(c)	6,685	664,355
	Bank of Ireland Capital Funding III, LP,
	6.107% (a)(b)(c)(d)	26,600	2,644,758
	Barclays Bank Plc, 5.926% (a)(b)(c)	13,200	5,672,040
	Barclays Bank Plc, 6.86% (a)(b)(c)	11,500	5,170,055
	Commonwealth Bank of Australia,
	6.024% (a)(b)(c)(d)	20,000	9,694,200
	HSBC Capital Funding LP/Jersey Channel
	Islands, 10.176% (a)(b)(c)(d)	7,000	6,061,097
	Huntington Capital III, 6.65%, 5/15/37 (c)	1,945	829,155
	Lloyds Banking Group Plc, 6.657% (a)(b)(c)	10,000	1,889,070
	Regions Financing Trust II, 6.625%, 5/15/47 (c)	3,065	1,614,666
	Royal Bank of Scotland Group Plc, 7.648% (b)(c)	3,130	907,262
	SMFG Preferred Capital USD 1 Ltd.,
	6.078% (a)(b)(c)(d)	10,000	6,681,500
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	3,850	3,663,073
	Shinsei Finance II (Cayman) Ltd., 7.16% (a)(b)(c)	1,005	130,965
	Standard Chartered Bank, 7.014% (a)(b)(c)	5,125	2,004,136
	Wells Fargo & Co. Series K, 7.98% (b)(c)	23,000	14,260,000
	Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)(e)	3,900	2,796,241
			75,245,636
Diversified Financial	C10 Capital SPV Ltd., 6.722% (a)(b)(c)	5,000	2,095,800
Services - 0.4%
Electric Utilities - 0.5%	PPL Capital Funding, 6.70%, 3/30/67 (c)	3,900	2,145,000
Insurance - 21.4%	AXA SA, 6.463% (a)(b)(c)	12,000	5,262,840
	The Allstate Corp., 6.50%, 5/15/57 (c)	8,675	5,600,745
	The Allstate Corp., Series B, 6.125%, 5/15/67 (c)	8,725	5,783,523
	American International Group, Inc., 8.175%,
	5/15/58 (a)(c)	8,800	3,266,463
	American International Group, Inc., 6.25%,
	3/15/87 (d)	13,225	4,281,594
	Chubb Corp., 6.375%, 3/29/67 (c)(d)	15,300	10,327,423
	Everest Reinsurance Holdings, Inc., 6.60%,
	5/01/67 (c)	12,025	4,956,188
	Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)	11,600	5,399,371
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	6,200	3,720,000

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Capital Trusts	(000)	Value
	Lincoln National Corp., 7%, 5/17/66 (c)	$ 4,255	$ 1,966,023
	Lincoln National Corp., 6.05%, 4/20/67 (c)	4,730	2,128,500
	MetLife, Inc., 6.40%, 12/15/66	4,550	2,766,336
	Nationwide Life Global Funding I, 6.75%, 5/15/67	8,025	3,507,206
	Progressive Corp., 6.70%, 6/15/37 (c)(d)	19,675	11,084,521
	Reinsurance Group of America, 6.75%,
	12/15/65 (c)(d)	15,000	5,568,825
	Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)	27,475	9,543,743
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)(d)	9,000	5,938,065
	White Mountains Re Group Ltd., 7.506% (a)(b)(c)	4,400	1,509,160
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)	2,050	759,381
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)(d)	13,220	5,949,000
			99,318,907
Multi-Utilities - 0.2%	Puget Sound Energy, Inc. Series A, 6.974%,
	6/01/67 (c)	1,575	799,312
Oil, Gas & Consumable	Enterprise Products Operating LLC, 8.375%,
Fuels - 2.0%	8/01/66 (c)	4,500	2,835,000
	Southern Union Co., 7.20%, 11/01/66 (c)	5,000	2,125,000
	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)(d)	7,325	4,168,518
			9,128,518
Thrifts & Mortgage	Webster Capital Trust IV, 7.65%, 6/15/37 (c)	3,225	1,325,727
Finance - 0.3%
	Total Capital Trusts - 43.5%		201,700,190
	Preferred Stocks	Shares
Commercial Banks - 6.6%	Citizens Funding Trust I, 7.50%, 9/15/66	5,250,000	2,279,594
	HSBC USA, Inc. Series H, 6.50%	977,766	17,687,787
	Royal Bank of Scotland Group Plc, Series L, 5.75%	92,200	418,588
	Royal Bank of Scotland Group Plc, Series M, 6.40%	15,000	75,750
	Royal Bank of Scotland Group Plc, Series S, 6.60%	10,000	50,100
	Santander Finance Preferred SA Unipersonal, 6.80%	597,500	10,175,425
			30,687,244
Diversified Financial	Bank of America Corp., Series K, 8% (c)(d)	8,755,000	4,637,086
Services - 6.2%	Bank of America Corp., Series M, 8.125% (c)(d)	11,900,000	6,174,791
	Citigroup, Inc. Series T, 6.50% (f)	90,000	1,372,500
	Cobank ACB, 7% (a)	150,000	4,032,300
	ING Groep NV, 6.125%	200,000	2,238,000
	ING Groep NV, 7.05%	5,800	72,036
	ING Groep NV, 7.20%	5,325,000	2,695,515
	ING Groep NV, 7.375%	1,000,000	511,913
	JPMorgan Chase & Co., 7.90% (c)	9,165,000	6,965,858
			28,699,999
Diversified Telecommunication	AT&T, Inc., 6.375%, 2/15/56	750,000	751,280
Services - 0.2%
Electric Utilities - 5.4%	Alabama Power Co., 6.50%	100,000	2,300,000
	Entergy Louisiana LLC, 6.95%	40,000	2,000,000

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value
	Interstate Power & Light Co. Series B, 8.375%	785,000	$ 20,959,500
			25,259,500
Insurance - 10.3%	Aegon NV, 6.50%	400,000	4,796,000
	Arch Capital Group Ltd., Series A, 8%	100,000	2,200,000
	Arch Capital Group Ltd., Series B, 7.875%	160,000	3,332,800
	Aspen Insurance Holdings Ltd., 7.401% (c)	655,000	9,615,400
	Axis Capital Holdings Ltd. Series B, 7.50% (c)	180,000	11,030,634
	Endurance Specialty Holdings Ltd. Series A, 7.75%	369,000	5,985,180
	PartnerRe Ltd. Series C, 6.75%	265,600	5,312,000
	RenaissanceRe Holding Ltd. Series D, 6.60%	285,000	5,244,000
	XL Capital Ltd. Series C, 6.10% (c)	400,000	100,000
			47,616,014
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%	30,000	496,500
(REITs) - 2.0%	iStar Financial, Inc. Series I, 7.50%	55,000	154,000
	Public Storage, Series F, 6.45%	30,000	557,700
	Public Storage, Series M, 6.625%	55,000	1,100,000
	Sovereign Real Estate Investment Corp., 12%	10,000	7,000,000
			9,308,200
Wireless Telecommunication	Centaur Funding Corp., 9.08% (a)	10,000	6,296,875
Services - 1.3%
	Total Preferred Stocks - 32.0%		148,619,112
		Par
	Trust Preferreds	(000)
Capital Markets - 0.0%	Credit Suisse Guernsey Ltd., 7.90% (b)	$ 250	182,567
Commercial Banks - 4.8%	Kazkommerts Finance 2 BV, 9.20% (b)(c)	500	71,225
	KeyCorp Capital IX, 6.75%	9,083	5,238,672
	Mizuho Capital Investment 1 Ltd., 6.686% (a)(b)(c)(d)	21,000	13,514,340
	National City Preferred Capital Trust I, 12% (b)(c)	3,713	3,337,393
			22,161,630
Diversified Financial	JPMorgan Chase Capital XXI Series U, 2.12%,
Services - 3.4%	2/02/37 (c)(d)	12,875	5,796,956
	JPMorgan Chase Capital XXIII, 2.238%, 5/15/77 (c)(d)	13,800	5,524,954
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	5,650	4,460,325
			15,782,235
Insurance - 6.2%	AON Corp., 8.205%, 1/01/27 (d)	18,000	11,320,128
	Ace Capital Trust II, 9.70%, 4/01/30 (d)	17,000	13,808,335
	W.R. Berkley Capital Trust II, 6.75%, 7/26/45	4,268	3,401,050
			28,529,513
Thrifts & Mortgage	Countrywide Financial Corp., 6.75%, 4/01/33	8,875	4,243,914
Finance - 0.9%
	Total Trust Preferreds - 15.3%		70,899,859
	Total Preferred Securities - 90.8%		421,219,161
	Common Stocks	Shares
Aerospace & Defense - 0.5%	General Dynamics Corp.	2,800	158,844
	Honeywell International, Inc.	6,000	196,860
	Lockheed Martin Corp.	13,500	1,107,540
	Northrop Grumman Corp.	18,200	875,784
			2,339,028

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Air Freight & Logistics - 0.3%	United Parcel Service, Inc. Class B	34,800	$ 1,478,652
Auto Components - 0.0%	Johnson Controls, Inc.	12,200	152,622
Beverages - 0.7%	The Coca-Cola Co.	55,300	2,362,416
	PepsiCo, Inc.	17,800	894,094
			3,256,510
Biotechnology - 0.8%	Amgen, Inc. (g)	22,500	1,234,125
	Biogen Idec, Inc. (g)	8,200	398,930
	Celgene Corp. (g)	11,500	608,925
	Genzyme Corp. (g)	5,400	372,168
	Gilead Sciences, Inc. (g)	23,200	1,177,864
			3,792,012
Building Products - 0.0%	Masco Corp.	29,800	233,036
Capital Markets - 0.5%	The Goldman Sachs Group, Inc.	12,220	986,521
	Morgan Stanley	33,400	675,682
	T. Rowe Price Group, Inc.	20,900	576,422
			2,238,625
Chemicals - 0.6%	Air Products & Chemicals, Inc.	3,200	160,960
	The Dow Chemical Co.	54,300	629,337
	E.I. du Pont de Nemours & Co.	32,800	753,088
	Monsanto Co.	9,500	722,570
	PPG Industries, Inc.	9,100	341,978
			2,607,933
Commercial Banks - 0.8%	BB&T Corp.	50,000	989,500
	SunTrust Banks, Inc.	32,100	393,546
	U.S. Bancorp	66,600	988,344
	Wells Fargo & Co.	64,200	1,213,380
			3,584,770
Commercial Services &	Waste Management, Inc.	38,700	1,207,053
Supplies - 0.3%
Communications	Cisco Systems, Inc. (g)	87,800	1,314,366
Equipment- 0.7%	Corning, Inc.	28,500	288,135
	Motorola, Inc.	114,500	507,235
	QUALCOMM, Inc.	29,100	1,005,405
			3,115,141
Computers & Peripherals -	Apple, Inc. (g)	24,600	2,217,198
1.3%	Dell, Inc. (g)	49,200	467,400
	EMC Corp. (g)	83,100	917,424
	Hewlett-Packard Co.	24,400	847,900
	International Business Machines Corp.	16,600	1,521,390
			5,971,312
Diversified Financial	Bank of America Corp.	121,200	797,496
Services - 0.6%	JPMorgan Chase & Co.	71,300	1,818,863
			2,616,359
Diversified Telecommunication	AT&T Inc.	131,387	3,234,748
Services - 1.1%	Embarq Corp.	10,300	367,916
	Verizon Communications, Inc.	53,700	1,604,019
			5,206,683

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Electric Utilities - 0.7%	American Electric Power Co., Inc.	7,100	$ 222,585
	FirstEnergy Corp.	4,500	224,955
	Progress Energy, Inc.	30,300	1,173,216
	The Southern Co.	44,500	1,488,525
			3,109,281
Electrical Equipment - 0.3%	Emerson Electric Co.	29,300	958,110
	Rockwell Automation, Inc.	18,000	468,720
			1,426,830
Electronic Equipment &	Tyco Electronics Ltd.	17,100	242,136
Instruments - 0.0%
Energy Equipment &	Baker Hughes, Inc.	5,600	186,592
Services - 0.4%	National Oilwell Varco, Inc. (g)	18,500	489,140
	Schlumberger Ltd.	18,000	734,580
	Smith International, Inc.	17,718	402,199
			1,812,511
Food & Staples Retailing - 0.9%	SYSCO Corp.	44,200	985,218
	Wal-Mart Stores, Inc.	60,400	2,846,048
	Walgreen Co.	20,900	572,869
			4,404,135
Food Products - 0.4%	Kraft Foods, Inc.	38,035	1,066,882
	Sara Lee Corp.	73,900	741,217
			1,808,099
Health Care Equipment &	Baxter International, Inc.	6,300	369,495
Supplies - 0.5%	Becton Dickinson & Co.	13,100	951,977
	Boston Scientific Corp. (g)	19,400	172,078
	Covidien Ltd.	17,100	655,614
	Zimmer Holdings, Inc. (g)	7,400	269,360
			2,418,524
Health Care Providers &	Aetna, Inc.	7,800	241,800
Services - 0.5%	Express Scripts, Inc. (g)	12,900	693,504
	Medco Health Solutions, Inc. (g)	14,200	638,006
	WellPoint, Inc. (g)	14,600	605,170
			2,178,480
Hotels, Restaurants &	Carnival Corp.	37,100	674,849
Leisure - 0.6%	McDonald's Corp.	37,300	2,164,146
			2,838,995
Household Durables - 0.4%	Fortune Brands, Inc.	12,300	393,600
	KB Home	53,700	572,979
	Leggett & Platt, Inc.	52,200	651,978
	Whirlpool Corp.	10,400	347,672
			1,966,229
Household Products - 0.7%	The Procter & Gamble Co.	57,200	3,117,400
IT Services - 0.2%	Automatic Data Processing, Inc.	22,000	799,260
	Cognizant Technology Solutions Corp. (g)	10,900	204,157
			1,003,417

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Industrial Conglomerates -	3M Co.	27,200	$ 1,463,088
0.9%	General Electric Co.	217,000	2,632,210
			4,095,298
Insurance - 0.7%	The Allstate Corp.	28,400	615,428
	American International Group, Inc. (e)	49,700	63,616
	Lincoln National Corp.	27,000	408,510
	Marsh & McLennan Cos., Inc.	40,900	790,597
	The Travelers Cos., Inc.	35,300	1,363,992
			3,242,143
Internet & Catalog Retail - 0.2%	Amazon.com, Inc. (g)	15,300	899,946
Internet Software &	eBay, Inc. (g)	52,000	625,040
Services - 0.5%	Google, Inc. Class A (g)	3,840	1,299,955
	Yahoo! Inc. (g)	31,800	373,014
			2,298,009
Leisure Equipment &	Eastman Kodak Co.	35,600	161,268
Products - 0.2%	Mattel, Inc.	45,600	647,064
			808,332
Life Sciences Tools &	Thermo Fisher Scientific, Inc. (g)	8,600	308,998
Services - 0.1%
Machinery - 0.3%	Caterpillar, Inc.	23,600	728,060
	Cummins, Inc.	13,900	333,322
	Deere & Co.	9,300	323,082
			1,384,464
Media - 0.2%	CBS Corp. Class B	47,700	272,844
	The DIRECTV Group, Inc. (g)	25,000	547,500
			820,344
Metals & Mining - 0.1%	Alcoa, Inc.	16,900	131,651
	Freeport-McMoRan Copper & Gold, Inc. Class B	14,500	364,530
			496,181
Multi-Utilities - 0.9%	Ameren Corp.	20,600	684,950
	Consolidated Edison, Inc.	23,100	941,325
	Dominion Resources, Inc.	7,200	253,296
	Public Service Enterprise Group, Inc.	35,000	1,104,950
	Xcel Energy, Inc.	58,800	1,085,448
			4,069,969
Oil, Gas & Consumable	Anadarko Petroleum Corp.	16,600	609,884
Fuels - 3.8%	Apache Corp.	6,100	457,500
	Chevron Corp.	49,800	3,511,896
	ConocoPhillips	37,400	1,777,622
	Devon Energy Corp.	7,500	462,000
	EOG Resources, Inc.	2,500	169,425
	Exxon Mobil Corp.	91,300	6,982,624
	Hess Corp.	13,100	728,491
	Massey Energy Co.	17,500	265,650
	Peabody Energy Corp.	20,400	510,000
	Southwestern Energy Co. (g)	27,900	883,035

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
	Spectra Energy Corp.	11,500	$ 166,865
	XTO Energy, Inc.	27,900	1,034,811
			17,559,803
Paper & Forest Products -	International Paper Co.	37,000	337,440
0.2%	Weyerhaeuser Co.	22,600	617,884
			955,324
Pharmaceuticals - 2.8%	Abbott Laboratories	16,900	936,936
	Bristol-Myers Squibb Co.	88,700	1,899,067
	Eli Lilly & Co.	34,200	1,259,244
	Johnson & Johnson	63,400	3,657,546
	Merck & Co., Inc.	61,300	1,750,115
	Pfizer, Inc. (e)	176,500	2,573,370
	Schering-Plough Corp.	42,900	753,324
	Wyeth	8,000	343,760
			13,173,362
Real Estate Investment Trusts	Developers Diversified Realty Corp.	2,700	12,960
(REITs) - 0.3%	Plum Creek Timber Co., Inc.	27,800	855,406
	Vornado Realty Trust	13,500	685,935
			1,554,301
Road & Rail - 0.0%	Norfolk Southern Corp.	5,900	226,324
Semiconductors &	Applied Materials, Inc.	17,400	163,038
Semiconductor	Intel Corp.	110,300	1,422,870
Equipment - 0.8%	Linear Technology Corp.	29,200	683,864
	Microchip Technology, Inc.	34,100	646,877
	National Semiconductor Corp.	31,500	319,410
	Texas Instruments, Inc.	30,400	454,480
			3,690,539
Software - 0.9%	Autodesk, Inc. (g)	25,200	417,312
	Electronic Arts, Inc. (g)	10,000	154,400
	Microsoft Corp.	151,400	2,588,940
	Oracle Corp. (g)	69,300	1,166,319
			4,326,971
Specialty Retail - 0.4%	Home Depot, Inc.	47,000	1,011,910
	Staples, Inc.	48,100	766,714
			1,778,624
Textiles, Apparel & Luxury	VF Corp.	15,200	851,504
Goods - 0.2%
Tobacco - 0.7%	Altria Group, Inc.	94,900	1,569,646
	Philip Morris International, Inc.	19,400	720,710
	Reynolds American, Inc.	21,400	817,052
			3,107,408
Wireless Telecommunication	Sprint Nextel Corp. (g)	142,400	346,032
Services - 0.1%
	Total Common Stocks - 28.1%		130,119,649

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value
Beverages - 0.9%	Anheuser-Busch InBev Worldwide, Inc., 8.20%,
	1/15/39 (a)	$ 4,400	$ 4,433,959
Capital Markets - 0.0%	Lehman Brothers Holdings, Inc., 3.95%, 11/10/09 (g)(h)	105	14,700
	Lehman Brothers Holdings, Inc., 4.375%,
	11/30/10 (g)(h)	325	45,500
			60,200
Commercial Banks - 0.5%	Wachovia Corp., 5.50%, 5/01/13	2,200	2,267,459
Computers & Peripherals - 1.1%	International Business Machines Corp., 8%,
	10/15/38	4,000	5,016,552
Diversified Financial	ING Groep NV, 5.775% (b)(c)(d)	10,000	3,849,000
Services - 0.9%	Stan IV Ltd., 4.821%, 7/20/11 (c)(i)	283	183,950
			4,032,950
Electric Utilities - 1.6%	PPL Energy Supply LLC, 7%, 7/15/46	7,200	7,377,800
Insurance - 1.1%	QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	4,973	4,930,536
Media - 9.1%	Comcast Corp., 6.625%, 5/15/56	48,750	42,279,895
Metals & Mining - 0.2%	Aleris International, Inc., 10%, 12/15/16 (g)	5,000	812,500
Oil, Gas & Consumable	Nexen, Inc., 7.35%, 11/01/43	3,000	2,303,381
Fuels - 0.5%
Paper & Forest	International Paper Co., 8.70%, 6/15/38 (e)	3,100	2,157,603
Products - 0.4%
	Total Corporate Bonds - 16.3%		75,672,835
	Exchange-Traded Funds	Shares
	UltraShort Real Estate ProShares	150,000	8,898,000
	Total Exchange-Traded Funds - 1.9%		8,898,000
	Total Long-Term Investments
	(Cost - $1,096,941,861) - 137.1%		635,909,645
	Short-Term Securities
Money Market Fund - 26.4%	SSgA Money Market Fund, 0.75%, 12/31/30	122,300,000	122,300,000
	Total Short-Term Securities
	(Cost - $122,300,000) - 26.4%		122,300,000
	Total Investments Before Options Written
	(Cost - $1,219,241,861*) - 163.5%		758,209,645
	Options Written	Contracts
Exchange Traded Call Options	S&P 500 Index, expiring February 2009 at $ 85.50	80	(140,000)
	S&P 500 Index, expiring February 2009 at $ 87.50	980	(1,048,600)
	Total Options Written
	(Premiums Received - $2,859,193) - (0.3)%		(1,188,600)
	Total Investments, Net of Options Written - 163.2%		757,021,045
	Liabilities in Excess of Other Assets - (13.4)%		(62,203,180)
	Preferred Shares, at Redemption Value - (49.8)%		(231,063,916)
	Net Assets Applicable to Common Shares - 100.0%		$ 463,753,949

BlackRock Preferred and Equity Advantage Trust

Schedule of Investments January 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,219,054,466
Gross unrealized appreciation	$ 6,426,456
Gross unrealized depreciation	(467,271,277)
Net unrealized depreciation	$ (460,844,821)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(c) Variable rate security. Rate shown is as of report date.

(d) All or a portion of security held as collateral in connection with open reverse repurchase agreements.

(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f) Convertible security.

(g) Non-income producing security.

(h) Issuer filed for bankruptcy and/or is in default of interest payments.

(i) Security is valued in accordance with the Trust's fair valuation policy.

•	Financial futures contracts purchased as of January 31, 2009 were as follows:
						Unrealized
			Expiration	Face		Appreciation
	Contracts	Issue	Date	Value		(Depreciation)
	1,050	10-Year US	March
		Treasury Bond	2009	$ 128,168,587		$ 636,882
	361	S&P EMINI	March
			2009	$ 15,394,563		(548,438)
	Total					$ 88,444

•	Reverse repurchase agreements outstanding as of January 31, 2009 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Barclays Bank Plc	2.970%	12/02/08	5/15/09	$ 6,723,520	$ 6,633,765
	Barclays Bank Plc	2.970%	12/03/08	5/15/09	20,146,449	19,880,743
	Barclays Bank Plc	2.943%	12/05/08	5/15/09	13,473,913	13,302,125
	Barclays Bank Plc	2.940%	12/05/08	5/15/09	21,424,971	21,153,745
	Barclays Bank Plc	2.970%	12/05/08	5/15/09	2,127,200	2,100,000
	Barclays Bank Plc	2.943%	1/09/09	5/15/09	4,232,101	4,188,960
	Barclays Bank Plc	2.970%	1/13/09	5/15/09	3,905,810	3,867,521
	Total				$ 72,033,964	$ 71,126,859

BlackRock Preferred and Equity Advantage Trust Schedule of Investments January 31, 2009 (Unaudited)

  Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2009 were as follows:
	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)
Altria	1.03%	Deutsche	December
Group, Inc.		Bank AG	2013	$ 9,000	$ 51,129
American Express			December
Co.	4.05%	Citibank NA	2013	$ 7,000	(333,494)
Carnival		Sachs Group,	December
Corp.	2.35%	Inc.	2013	$ 4,000	196,844
Total					$ (85,521)

• Credit default swaps on single-name issues - sold protection outstanding as of January 31, 2009 were as follows:

	Receive				Notional
	Fixed				Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Credit Rating[1]	(000)[2]	Depreciation
Philip Morris		Deutsche	December
International, Inc.	1.73%	Bank AG	2013	AA	$ 9,000	$ (38,880)

1 Using the Standard and Poor's ratings of the issuer.

2 The maximum potential amount the Trust may pay should a negative credit event take a place as defined under the terms of the agreement.

For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BlackRock Preferred and Equity Advantage Trust

Schedule of Investments January 31, 2009 (Unaudited)

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$ 404,735,669	-	$ 636,882	$ (1,737,038)
Level 2	349,157,726	$ (71,126,859)	247,973	(333,494)
Level 3	4,316,250	-	-	(38,880)
Total	$ 758,209,645	$ (71,126,859)	$ 884,855	$ (2,109,412)

* Other financial instruments are futures, swaps and options. Futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs
(Level 3) were used in determining fair value:
	Investments in	Other Financial
	Securities	Instruments*
Balance, as of November 1, 2008	$ 268,850	-
Accrued discounts/premiums	(181)	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(13,503,474)	$ (73,413)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	17,551,055	34,533
Balance, as of January 31, 2009	$ 4,316,250	$ (38,880)

* Other financial instruments are swaps contracts. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Equity Advantage Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred and Equity Advantage Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred and Equity Advantage Trust

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred and Equity Advantage Trust

Date: March 25, 2009